Cash and cash equivalents	12 Months Ended
Jun. 30, 2022
Cash and cash equivalents.
Cash and cash equivalents
28	Cash and cash equivalents

	2022	2021
for the year ended 30 June	Rm	Rm
Cash and cash equivalents	40 577	28 981
Restricted cash and cash equivalents	2 563	2 250
	43 140	31 231
Bank overdraft	(173)	(243)
Per the statement of cash flows	42 967	30 988
Cash by currency
Rand	27 122	14 994
Euro	2 835	2 159
US dollar	12 289	12 787
Other currencies	721	1 048
	42 967	30 988

Included in restricted cash and cash equivalents are cash in respect of various special purpose entities and joint operations in the group for use within those entities only, cash in respect of short-term rehabilitation commitments and cash deposits serving as collateral for bank guarantees.

Accounting policies:

Cash and cash equivalents comprises cash on hand, cash restricted for use, bank overdraft, demand deposits and other short-term highly liquid investments with a maturity period of three months or less at date of purchase. Cash and cash equivalents are stated at carrying amount which is deemed to be fair value. Bank overdrafts are offset against cash and cash equivalents in the statement of cash flows.

Cash restricted for use comprises cash and cash equivalents which are not available for general use by the group, including amounts held in escrow, trust or other separate bank accounts.